Note 26 - Other Reserves (Details Textual)					3 Months Ended	11 Months Ended	12 Months Ended
	Jul. 21, 2021 $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Aug. 07, 2020 USD ($) $ / shares shares	Mar. 30, 2017 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2021 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) $ / shares shares	Mar. 31, 2019 USD ($) shares	Jun. 30, 2021 $ / shares	Aug. 31, 2020 AUD ($) shares	Jun. 30, 2020 AUD ($) $ / shares shares	Apr. 30, 2020 $ / shares
Statement Line Items [Line Items]
Convertible securities, conversion price (in dollars per share) | $ / shares		$ 10.20				$ 10.20	$ 10.20	$ 10.20
Number of convertible preference shares outstanding (in shares) | shares								2,473,367				2,473,367
Convertible preference, shares, face value, price per share (in AUD per share) | (per share)			$ 3									$ 3.00
Convertible preference shares, value, face value and accrued dividends												$ 11,059,348
Number of Instruments, Convertible Loan Notes Outstanding (in shares) | shares								2,473,367				2,473,367
Convertible loan notes, shares, face value, price per share (in AUD per share) | (per share)			$ 7									$ 7.00
Convertible loan notes, value, face value and accrued dividends												$ 25,075,203
Equity Instruments, Quarterly Interest Rate			7.00%					7.00%
Convertible securities, issue price (in dollars per share) | $ / shares			$ 10
Number of convertible loan notes and preference shares converted to preference shares (in shares) | shares			426,528
Number of shares outstanding at end of period (in shares) | shares		18,506,064			13,557,376	18,506,064	18,506,064	13,557,376	13,557,376			13,557,376
Issued capital		$ 222,000			$ 163,000	$ 222,000	$ 222,000	$ 163,000	$ 163,000
Interest paid			$ 26,708
Dividends paid			$ 11,447
Number of convertible loan notes and preference shares converted to ordinary shares (in shares) | shares		2,005,190
Increase (decrease) through conversion of convertible instruments, equity		$ 20,500,000					20,500,000
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares) | shares		2,005,190
Share issue related cost							2,800,000
Reserves for equity incentive costs		$ 1,422,000				$ 1,422,000	1,422,000	344,000
Increase (decrease) through equity instruments, equity					$ (3,000)		$ (3,141,000)	$ 971,000
Purchase of Treasury Shares, Shares (in shares) | shares				129,805
Treasury Shares, Shares Repurchased, Price Per Share (in dollars per share) | $ / shares				$ 4.50
Treasury shares				$ 591,911
Treasury shares issued (in shares) | shares									75,805
Expense from share-based payment transactions with employees									$ 85,660
Increase (decrease) through treasury share transactions, equity									$ (260,011)
Number of share options outstanding in share-based payment arrangement at end of period													828,000
Weighted average exercise price of share options outstanding in share-based payment arrangement at end of period (in dollars per share) | $ / shares													$ 8.70
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Convertible securities, conversion price (in dollars per share) | $ / shares	$ 10.20
Increase (decrease) in number of shares outstanding, conversion of instruments (in shares) | shares	2,005,190
Aevitas Preference Shares [member]
Statement Line Items [Line Items]
Number of shares outstanding at end of period (in shares) | shares		426,528				426,528	426,528				426,528
Issued capital		$ 3,208,922				$ 3,208,922	$ 3,208,922				$ 4,265,280
Dividends paid						121,905
Dividends recognised as distributions to non-controlling interests						$ 185,480
Par value per share (in AUD per share) | $ / shares										$ 10